1933 Act/Rule 497(j)


                                  July 3, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

RE:    Phoenix Strategic Equity Series Fund
       Registration No. 33-6931

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on June 27, 2001.


                                           Very truly yours,
                                           /s/ Pamela S. Sinofsky
                                           Pamela S. Sinofsky, Assistant Counsel
                                           Phoenix Investment Partners, Ltd.